SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Mining Machines (Details) - Mining Asset [member]	12 Months Ended
Dec. 31, 2023
Minimum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	1 year
Maximum [Member]
Property, plant and equipment's [abstract]
Estimated useful life	5 years